WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.6%
	COMMUNICATIONS — 5.9%
5,604	Comcast Corp. - Class A	$234,079
6,171	Verizon Communications, Inc.	277,140
		511,219
	CONSUMER DISCRETIONARY — 2.5%
542	Home Depot, Inc.	219,618
	CONSUMER STAPLES — 15.0%
822	Clorox Co.	133,912
2,858	Coca-Cola Co.	205,376
1,984	Coca-Cola Femsa S.A.B. de C.V. - ADR	176,021
872	Hershey Co.	167,232
725	PepsiCo, Inc.	123,286
1,160	Procter & Gamble Co.	200,912
4,384	Unilever PLC - ADR	284,785
		1,291,524
	ENERGY — 10.3%
1,470	Chevron Corp.	216,487
2,508	Devon Energy Corp.	98,113
2,047	Exxon Mobil Corp.	239,949
1,328	Phillips 66	174,566
2,409	TotalEnergies S.E. - ADR	155,669
		884,784
	FINANCIALS — 10.9%
868	CME Group, Inc.	191,524
2,434	Cullen/Frost Bankers, Inc.	272,267
1,313	JPMorgan Chase & Co.	276,859
1,839	T. Rowe Price Group, Inc.	200,323
		940,973
	HEALTH CARE — 14.8%
826	Amgen, Inc.	266,145
1,432	Johnson & Johnson	232,070
2,396	Medtronic PLC	215,712
1,734	Merck & Co., Inc.	196,913
6,527	Pfizer, Inc.	188,891
301	UnitedHealth Group, Inc.	175,989
		1,275,720
	INDUSTRIALS — 14.3%
845	General Dynamics Corp.	255,359
473	Lockheed Martin Corp.	276,497

WCM Quality Dividend Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,389	MSC Industrial Direct Co., Inc. - Class A	$205,598
1,959	Robert Half, Inc.	132,056
713	Union Pacific Corp.	175,740
1,394	United Parcel Service, Inc. - Class B	190,058
		1,235,308
	REAL ESTATE — 2.2%
2,991	Realty Income Corp. - REIT	189,689
	TECHNOLOGY — 10.4%
3,711	Cisco Systems, Inc.	197,499
595	Microsoft Corp.	256,029
1,706	Skyworks Solutions, Inc.	168,502
1,309	Texas Instruments, Inc.	270,400
		892,430
	UTILITIES — 7.3%
2,852	Black Hills Corp.	174,314
2,390	Entergy Corp.	314,548
1,617	Public Service Enterprise Group, Inc.	144,253
		633,115
	TOTAL COMMON STOCKS
	(Cost $7,388,625)	8,074,380

Principal Amount
	BANK DEPOSIT INVESTMENTS — 6.5%
$560,085	UMB Bank, Money Market Special II, 4.68%[1]	560,085
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $560,085)	560,085
	TOTAL INVESTMENTS — 100.1%
	(Cost $7,948,710)	8,634,465
	Liabilities in Excess of Other Assets — (0.1)%	(12,833)
	TOTAL NET ASSETS — 100.0%	$8,621,632

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.